Equipment Financings	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Capital Lease Obligations [Abstract]
Equipment Financings

7. Equipment Financings

The Company leases certain laboratory equipment under arrangements accounted for as capital leases and classified as equipment financings. The financed equipment is depreciated on a straight-line basis over periods ranging from 5 to 7 years. The total gross value of fixed assets capitalized under such financing arrangements was $1,559,690 and $1,922,418 at December 31, 2016 and September 30, 2017, respectively. Total accumulated depreciation related to financed equipment was approximately $525,000 and $681,000 at December 31, 2016 and September 30, 2017, respectively. Total depreciation expense related to financed equipment was approximately $40,000 and $52,000 for the three months ended September 30, 2016 and 2017, respectively. Total depreciation expense related to financed equipment was approximately $93,000 and $160,000 for the nine months ended September 30, 2016 and 2017, respectively. Fixed assets purchased totaling $362,729 during the nine months ended September 30, 2017 were recorded as equipment financings. The aggregate weighted average effective annual interest rate related to the equipment financings was 13.18% and 13.79% at December 31, 2016 and September 30, 2017, respectively, and the maturity dates on such outstanding arrangements range from June 2018 to September 2024.

The following schedule sets forth the remaining future minimum lease payments outstanding under financed equipment arrangements, as well as corresponding remaining sales tax and maintenance obligation payments that are expensed as incurred, due within each respective fiscal year ending December 31, as well as the present value of the total amount of remaining minimum lease payments, as of September 30, 2017:

		Maintenance
	Minimum	and Sales Tax
	Lease	Obligation
	Payments	Payments
2017	$79,763	$8,954
2018	338,273	58,355
2019	313,529	68,925
2020	277,291	54,768
2021	267,665	48,802
Thereafter	522,397	88,313

Total payments	1,798,918	328,117
Less amount representing interest	(544,210)	—

Present value of payments	$1,254,708	$328,117

At September 30, 2017, the present value of minimum lease payments due within one year was $304,585.

On September 15, 2017, and as amended on October 17, 2017, the Company executed an equipment financing commitment with a third-party lender for total proceeds to the Company of $150,848, which was funded by the lender on November 2, 2017. Under the terms of the amended equipment financing agreement, which was accounted for as a sale-leaseback transaction, fixed assets previously purchased by the Company with aggregate gross and net book values of approximately $167,000 and $156,000, respectively, were granted as a security interest to the third-party lender, with the principal balance plus annual interest of 10.24% to be repaid in 36 equal monthly installments through November 2020 for a total of $175,814.

8. Equipment Financings

The Company leases certain laboratory equipment under arrangements accounted for as capital leases and classified as equipment financings. The financed equipment is depreciated on a straight-line basis over periods ranging from 5 to 7 years. The total gross value of fixed assets capitalized under such financing arrangements was $914,179 and $1,559,690 at December 31, 2015 and 2016, respectively. Total accumulated depreciation related to financed equipment was approximately $523,000 and $525,000 at December 31, 2015 and 2016, respectively. Total depreciation expense related to financed equipment was approximately $73,000 and $119,000 for the years ended December 31, 2015 and 2016, respectively. Fixed assets purchased totaling $337,085 and $975,406 during the years ended December 31, 2015 and 2016, respectively, were recorded as equipment financings. During the year ended December 31, 2016, fixed assets with an aggregate net book value of $270,377, which had previously been recorded as equipment financings with remaining outstanding balances owed totaling $239,994, were effectively disposed of and replaced with upgraded equipment recorded as equipment financings. The aggregate weighted average effective annual interest rate related to the equipment financings is 13.18% at December 31, 2016, and the maturity dates on such outstanding arrangements range from July 2017 to May 2023.

The following schedule sets forth the future minimum lease payments outstanding under financed equipment arrangements, as well as corresponding laboratory equipment maintenance obligations that are expensed and accrued as incurred, and due within each respective year ending December 31, as well as the present value of the minimum lease payments as of December 31, 2016:

	Minimum	Maintenance
	Lease	Obligation
	Payments	Payments
2017	$274,367	$27,495
2018	242,040	27,490
2019	205,067	26,733
2020	203,107	26,664
2021	203,107	26,664
Thereafter	381,354	37,774

Total payments	1,509,042	172,820
Less amount representing interest	467,725	—

Present value of payments	$1,041,317	$172,820

At December 31, 2016, the present value of minimum lease payments due within one year was $262,674.